PREFERRED STOCK AND DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Thousands																	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jul. 21, 2015	Jun. 30, 2015	Jun. 02, 2015	Apr. 30, 2015	Apr. 13, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 07, 2012	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares outstanding	2,763,835	2,426,930				313,695		588,235		575,000		950,000					2,763,835			2,426,930	2,763,835		2,426,930	950,000	950,000
Preferred stock, shares issued	2,764,000	2,426,930				313,695		588,235		575,000		950,000					2,764,000			2,426,930	2,764,000		2,426,930	950,000	950,000
Amount of net proceeds																					$ 6,790	$ 29,727	$ 34,323	$ 0
Proceeds from offerings	$ 61,504					$ 6,736		$ 14,105		$ 13,481							$ 2,243	$ 870	$ 3,677		$ 6,790		54,714	20,392	$ 20,392
Dividends paid, common stock			$ 1,193		$ 1,093				$ 990														$ 3,276
Dividends paid, common stock (in dollars per share)			$ 0.06		$ 0.055				$ 0.05								$ 0				$ 0		$ 0.165
Dividends paid, preferred stock		$ 1,627		$ 1,498			$ 1,437				$ 646	$ 646	$ 646	$ 646	$ 646								$ 5,208	$ 2,584
Dividends paid, preferred stock (in dollars per share)		$ 0.68		$ 0.68			$ 0.68				$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68								$ 2.72	$ 2.72
Dividends																	$ 1,879	$ 1,801	$ 1,777		$ 5,500
Dividends Payable				$ 1,200																		$ 1,200
Series A Preferred Stock
Preferred stock, shares issued		313,695						588,235		575,000										313,695			313,695
Amount of net proceeds																	$ 2,200			$ 6,700	$ 13,500		$ 6,700
Liquidation preference per share (in dollars per share)																$ 25
Dividend rate																10.875%
Shares issued, price (in dollars per share)		$ 22.11						$ 25.50		$ 25.75										$ 22.11			$ 22.11
Preferred stock, agreement to sell shares (up to)						800,000
Dividends paid, preferred stock (in dollars per share)																							$ 2.72